BORROWINGS (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 07, 2020 SGD ($)	Dec. 10, 2019 SGD ($)
IfrsStatementLineItems [Line Items]
Principal amount				$ 3,401,237	$ 2,310,757	$ 250,000	$ 1,500,000
Fixed interest rate	4.73%	4.73%	4.73%			5.00%	5.50%
Principal amount	$ 25,715	$ 33,926		334,779
Bank Loan [member]
IfrsStatementLineItems [Line Items]
Principal amount		$ 574,400	RM 2,000,000
Fixed interest rate	4.40%	4.40%	4.40%
Installments		$ 4,438	RM 15,454
Principal amount		33,926		34,779
Third party loan [member]
IfrsStatementLineItems [Line Items]
Principal amount				$ 300,000
Third party loan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate				5.00%
Third party loan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fixed interest rate				5.50%